Institutional Class Prospectus Supplement
December 17, 2008

Morgan Stanley Institutional Liquidity Funds
Supplement dated
December 17, 2008
to the Institutional
Class Prospectus
dated February 29,
2008 of:

Institutional
Class

Tax-Exempt
Portfolio

The last sentence of the first paragraph of the section of the Prospectus entitled “Tax-Exempt Portfolio – Approach” is hereby deleted and replaced with the following:

Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

***

The following is hereby added as the eleventh paragraph of the section of the Prospectus entitled “Additional Investment Strategy and Risk Information”:

Investment Companies.  The Portfolios may invest in investment companies, including money market funds and may invest all or some of its short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates. An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Fund’s fees and expenses, the Fund generally would bear its share of the investment company’s fees and expenses.

Please retain this supplement for future reference.

LFICSPT3

Administrative Class Prospectus Supplement
December 17, 2008

Morgan Stanley Institutional Liquidity Funds
Supplement dated
December 17, 2008
to the Administrative
Class Prospectus
dated February 29,
2008 of:

Administrative
Class

Tax-Exempt
Portfolio

The last sentence of the first paragraph of the section of the Prospectus entitled “Tax-Exempt Portfolio – Approach” is hereby deleted and replaced with the following:

Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

***

The following is hereby added as the eleventh paragraph of the section of the Prospectus entitled “Additional Investment Strategy and Risk Information”:

Investment Companies.  The Portfolios may invest in investment companies, including money market funds and may invest all or some of its short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates. An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Fund’s fees and expenses, the Fund generally would bear its share of the investment company’s fees and expenses.

Please retain this supplement for future reference.

LFADMSPT3

Investor Class Prospectus Supplement
December 17, 2008

Morgan Stanley Institutional Liquidity Funds
Supplement dated
December 17, 2008
to the Investor
Class Prospectus
dated February 29,
2008 of:

Investor Class

Tax-Exempt
Portfolio

The last sentence of the first paragraph of the section of the Prospectus entitled “Tax-Exempt Portfolio – Approach” is hereby deleted and replaced with the following:

Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

***

The following is hereby added as the eleventh paragraph of the section of the Prospectus entitled “Additional Investment Strategy and Risk Information”:

Investment Companies.  The Portfolios may invest in investment companies, including money market funds and may invest all or some of its short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates. An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Fund’s fees and expenses, the Fund generally would bear its share of the investment company’s fees and expenses.

Please retain this supplement for future reference.

LFINVRSPT3

Cash Management Class Prospectus Supplement
December 17, 2008

Morgan Stanley Institutional Liquidity Funds
Supplement dated
December 17, 2008
to the Cash Manage-
ment Class Prospectus dated February 29,
2008 of:

Cash Management
Class

Tax-Exempt
Portfolio

The last sentence of the first paragraph of the section of the Prospectus entitled “Tax-Exempt Portfolio – Approach” is hereby deleted and replaced with the following:

Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

***

The following is hereby added as the eleventh paragraph of the section of the Prospectus entitled “Additional Investment Strategy and Risk Information”:

Investment Companies.  The Portfolios may invest in investment companies, including money market funds and may invest all or some of its short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates. An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Fund’s fees and expenses, the Fund generally would bear its share of the investment company’s fees and expenses.

Please retain this supplement for future reference.

LFCMCSPT3

Service Class Prospectus Supplement
December 17, 2008

Morgan Stanley Institutional Liquidity Funds
Supplement dated
December 17, 2008
to the Service
Class Prospectus
dated February 29,
2008 of:

Service Class

Tax-Exempt
Portfolio

The last sentence of the first paragraph of the section of the Prospectus entitled “Tax-Exempt Portfolio – Approach” is hereby deleted and replaced with the following:

Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

***

The following is hereby added as the eleventh paragraph of the section of the Prospectus entitled “Additional Investment Strategy and Risk Information”:

Investment Companies.  The Portfolios may invest in investment companies, including money market funds and may invest all or some of its short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates. An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Fund’s fees and expenses, the Fund generally would bear its share of the investment company’s fees and expenses.

Please retain this supplement for future reference.

LFSCSSPT3

Advisory Class Prospectus Supplement
December 17, 2008

Morgan Stanley Institutional Liquidity Funds
Supplement dated
December 17, 2008
to the Advisory
Class Prospectus
dated February 29,
2008 of:

Advisory Class

Tax-Exempt
Portfolio

The last sentence of the first paragraph of the section of the Prospectus entitled “Tax-Exempt Portfolio – Approach” is hereby deleted and replaced with the following:

Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

***

The following is hereby added as the eleventh paragraph of the section of the Prospectus entitled “Additional Investment Strategy and Risk Information”:

Investment Companies.  The Portfolios may invest in investment companies, including money market funds and may invest all or some of its short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates. An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Fund’s fees and expenses, the Fund generally would bear its share of the investment company’s fees and expenses.

Please retain this supplement for future reference.

LFADVSPT3

Participant Class Prospectus Supplement
December 17, 2008

Morgan Stanley Institutional Liquidity Funds
Supplement dated
December 17, 2008
to the Participant
Class Prospectus
dated February 29,
2008 of:

Participant Class

Tax-Exempt
Portfolio

The last sentence of the first paragraph of the section of the Prospectus entitled “Tax-Exempt Portfolio – Approach” is hereby deleted and replaced with the following:

Additionally, the Portfolio’s investments may include variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

***

The following is hereby added as the eleventh paragraph of the section of the Prospectus entitled “Additional Investment Strategy and Risk Information”:

Investment Companies.  The Portfolios may invest in investment companies, including money market funds and may invest all or some of its short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates. An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Fund’s fees and expenses, the Fund generally would bear its share of the investment company’s fees and expenses.

Please retain this supplement for future reference.

LFPCSPT3